Note 1 - General Company Information	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Description of nature of entity's operations and principal activities [text block]

Note 1. General company information

Evaxion is a pioneering TechBio company based upon its proprietary, clinically validated and scalable AI platform, AI-Immunology™. The platform harnesses the power of artificial intelligence to decode the human immune system and develop novel vaccine candidates for cancer and infectious diseases.

With AI-Immunology™ we conduct rapid, efficient and high-quality target discovery, drug design and development. Our team of 40+ experts covers the entire value chain from target discovery to clinical development.

We have developed a clinical pipeline of both personalized and off-the-shelf cancer vaccine candidates as well as prophylactic vaccine candidates for infectious diseases. All our candidates address high unmet medical needs, reflecting our commitment to transforming patients’ lives by providing innovative and targeted treatment options.

Unless the context otherwise requires, references to the “Company,” “Evaxion,” “we,” “us,” and “our”, refer to Evaxion A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5F, DK-2970 Hørsholm, Denmark.

The unaudited condensed consolidated interim financial statements of Evaxion A/S and its subsidiaries (collectively, the “Group”) for the three and six months ended June 30, 2026, and 2025, were approved, and authorized for issuance, by the Board of Directors on August 19, 2026.